Condensed Consolidated Statements of Comprehensive Income (Loss) Statement - USD ($) $ in Thousands	3 Months Ended
	Mar. 31, 2022	Mar. 31, 2021
Net (loss) income	$ (14,647)	$ (2,372)
Other Comprehensive Income (Loss)
Foreign currency translation adjustment	9	4
Total other comprehensive income (loss)	9	4
Comprehensive (Loss) Income	$ (14,638)	$ (2,368)